NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE

14. NET INCOME PER SHARE

The calculation of the earnings per share is as follows:

	For the year ended December 31,
	2009	2010	2011
Net income (loss) attributable to iSoftStone shareholders	$9,049	$(3,182)	$18,845

Less: Net income (loss) allocated to other participating securities:
Deemed dividend on series A convertible preference shares	(1,132)	(1,086)	N/A
Other undistributed earnings allocated to series A convertible preference shares (i)	(1,277)	—	N/A

Net income allocated to series A convertible preference shares	(2,409)	(1,086)	N/A

Accretion on series B convertible redeemable preference shares	(2,700)	(2,585)	N/A
Other undistributed earnings allocated to series B convertible redeemable preference shares (i)	(2,264)	—	N/A

Net income allocated to series B convertible redeemable preference shares	(4,964)	(2,585)	N/A

Net income (loss) attributable to iSoftStone shareholders allocated for computing net income per ordinary share-basic and diluted	$1,676	$(6,853)	$18,845

Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (ii)	125,106,274	149,341,325	547,143,620

Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	131,892,325 (iii)	149,341,325 (iii)	592,082,213	(iii)

Net income (loss) per ordinary share-basic	$0.01	$(0.05)	$0.03

Net income (loss) per ordinary share-diluted	$0.01	$(0.05)	$0.03

(i)	The net income attributable to holders of ordinary shares was allocated among ordinary shares, preference shares and certain nonvested shares (see Note 22) pro rata on the basis of their right to participate in dividends.
(ii)	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2009, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition and a weighted average number of 56,435 vested nonvested shares to be issued (see Note 22). For year 2010, such shares included 500,000 ordinary shares to be issued unconditionally in connection with a 2006 acquisition, a weighted average number of 45,188 ordinary shares to be issued in connection with a 2010 acquisition and a weighted average number of 1,325,715 vested nonvested shares to be issued unconditionally (see Note 22). For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 22)
(iii)	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.

For the year 2009, an incremental weighted average number of 5,404,980 ordinary shares from the assumed exercise of share options and an incremental weighted average number of 1,437,506 nonvested shares using the treasury stock method were included. 95,286,195 and 168,880,040 ordinary shares resulting from the assumed conversion of the series A shares and series B shares and 26,750,702 share options were excluded as their effect was anti-dilutive.

For the year 2010, 95,286,195, 168,880,040 and 38,788,711 ordinary shares resulting from the assumed conversion of the series A shares, series B shares, convertible notes and all of the share options and nonvested shares were excluded as they were anti-dilutive due to the fact that the Group was in the loss position.

For the year 2011, an incremental weighted average number of 44,881,186 ordinary shares from the assumed exercise of share options and share units, and an incremental weighted average number of 57,408 nonvested shares using the treasury stock method, and 3,457,805 ordinary shares resulting from the assumed conversion of convertible notes were included. 8,125,954 share options were excluded as their effect was anti-dilutive.